VOYA EMPIRE INNOVATIONS VARIABLE ANNUITY

VOYA EMPIRE TRADITIONS VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY CONTRACTS

issued by

ReliaStar Life Insurance Company of New York
and its

Separate Account NY-B of ReliaStar Life Insurance Company of New York

Supplement Dated May 16, 2019

This supplement updates and amends your current prospectus and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus.

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IMPORTANT INFORMATION ABOUT THE INTERNET AVAILABILITY
OF FUND SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for the funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1 (800) 283-3427. Your election to receive reports in paper will apply to all funds available under your Contract.

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® Templeton Global Growth Portfolio.

On November 16, 2018, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the VY® Templeton Global Growth Portfolio (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2019 (the “Reorganization Date”), Class S shares of the VY® Templeton Global Growth Portfolio (the “Merging Fund”) will reorganize with and into Class S shares of the Voya Global Equity Portfolio (the “Surviving Fund”).

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If shareholders of the Merging Fund approve the Reorganization, from the close of business on August 9, 2019, through the close of business on August 23, 2019, the Merging Fund will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Merging Fund’s assets in temporary investments. During this time, the Merging Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available fixed account. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. On December 16, 2014, Class S shares of the Surviving Fund were closed to new investors and to new investments by existing investors. On the Reorganization Date, Class S shares of the Surviving Fund will be reopened and all existing account balances in the subaccounts that invested in Class S shares of the Merging Fund and in Class T shares of the Surviving Fund will be automatically reallocated to the subaccount that invests in Class S shares of the Surviving Fund with an equal total net asset value. Class S shares have lower total fund expenses than Class T shares, and the effect of this transaction is to give contract holders an investment in a similar fund managed by the same investment adviser at a lower cost. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund and Class T shares of the Surviving Fund will no longer be available through your Contract. Unless we receive alternative allocation instructions, after the Reorganization Date, all allocations directed to the subaccount that invested in Class S shares of the Merging Fund and all allocations directed to the subaccount that invested in Class T shares of the Surviving Fund will be automatically allocated to the subaccount that invests in Class S shares of the Surviving Fund. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, IA 50306-9271, (800) 366-0066.

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE CONTRACTS

The following chart lists the funds that are currently available through the Contracts, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating contract value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
VY® Balanced Income Portfolio (Class S)[1], 2 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize income while maintaining prospects for capital appreciation.
Voya Euro STOXX 50® Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.
Voya FTSE 100 Index® Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.
Voya Global Equity Portfolio (Class T)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio (Class ADV)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Intermediate Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya International Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Japan TOPIX Index® Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.
Voya Large Cap Growth Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Retirement Conservative Portfolio (Class ADV)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio (Class ADV)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class ADV)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class ADV)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Mid Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya Solution Moderately Aggressive Portfolio (Class S)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya U.S. Bond Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Equity and Income Portfolio (Class S2) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY® Oppenheimer Global Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price International Stock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Global Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person:  (1) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (2) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (3) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED:  (1) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (2) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (3) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (4) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

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IMPORTANT INFORMATION ABOUT FUNDS

CLOSED TO NEW INVESTMENT

The subaccounts that invest in the following funds have been closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
ProFund VP Bull Investment Adviser: ProFund Advisors	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
ProFund VP Europe 30 Investment Adviser: ProFund Advisors	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued Long Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Voya Balanced Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Equity Portfolio (Class S)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Plus MidCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya SmallCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
VY® Clarion Global Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Clarion Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® Oppenheimer Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.

Contract owners who have contract value allocated to one or more of the subaccounts that correspond to these funds may leave their contract value in those subaccounts, but future allocations and transfers into them are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions. You may give us alternative allocation instructions by contacting Customer Service at P.O. Box 9271, Des Moines, IA 50306-9271, (800) 366-0066.

IMPORTANT INFORMATION ABOUT THE
TAX STATUS OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Separate Account NY-B (the “Separate Account”) is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 9271

Des Moines, IA 50306-9271

(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

[1]   Prior to May 1, 2019, this fund was known as the VY® Franklin Income Portfolio.

[2]   This fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your contract value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your contract value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.

[3]   This fund is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

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